5. CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Convertible Notes Payable [Abstract]
Interest expense	$ 123,305
Amortization of deferred finance fees	68,982	863	863	127,200
Amortization of note discounts	62,092
Total interest expense allocated to convertible notes	$ 254,379